PROVISIONS - Environmental Rehabilitation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Provisions, noncurrent	$ 1,962	$ 2,058
Environmental rehabilitation
Disclosure of other provisions [line items]
Environmental rehabilitation, beginning balance	2,153	2,204
Environmental rehabilitation, ending balance	1,977	2,153
Current provisions	(226)	(270)
Provisions, noncurrent	1,751	1,883
Operating segments [member] | Environmental rehabilitation
Disclosure of other provisions [line items]
Other increase (decrease) due to revisions	(92)	91
Provision used, other provisions	(76)	(50)
Increase (decrease) through transfers and other changes, other provisions	(4)	(5)
Increase through adjustments arising from passage of time, other provisions	48	58
Unallocated amounts [member] | Environmental rehabilitation
Disclosure of other provisions [line items]
Decrease through loss of control of subsidiary, other provisions	0	(64)
Other increase (decrease) due to revisions	38	14
Provision used, other provisions	(121)	(117)
Increase (decrease) through transfers and other changes, other provisions	(10)	(7)
Increase through adjustments arising from passage of time, other provisions	$ 41	$ 29